Liquidity (Details Narrative)		9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2019 USD ($)
Working capital deficiency			$ 900,000
Construction in progress			600,000
unpaid tax liabilities			4,400,000			$ 1,580,000
Cash on hand			53,106			293,771
Accounts receivable			5,771,008			5,236,270
Short-term bank loans			1,289,081			2,052,309
Long-term bank loans current			1,227,346			1,821,162
Long-term bank loans non-current			2,482,251			$ 1,400,894
Lines of credit			7,055,400
Line of credit borrowing capacity			$ 1,600,000
Construction-in-progress description			The Company currently plans to support its ongoing CIP project construction through cash flows from operations and bank borrowings. The Company also plans to settle the $4.4 million tax liabilities before September 30, 2021. The above mentioned $7.1 million unused line of credit may be able to cover future minimum CIP expenditure of $0.6 million and $4.4 million unpaid tax liabilities within the next 12 months from the date of this filing.
PRC Banks [Member]
Debt outstanding			$ 5,000,000
Huaxia Bank [Member]
Lines of credit			1,469,875
Bohai Bank [Member]
Lines of credit			1,469,875
Bank of China [Member]
Lines of credit			2,645,775
Qishang Bank [Member]
Lines of credit			$ 1,469,875
Subsequent Event [Member]
Accounts receivable	$ 5,600,000
Concentration Risk, Percentage	96.90%
Lines of credit	$ 1,600,000
Subsequent Event [Member] | Maximum [Member]
Line of credit borrowing capacity	7,100,000
Subsequent Event [Member] | RMB [Member]
Line of credit borrowing capacity | ¥				¥ 11,000,000
Subsequent Event [Member] | RMB [Member] | Maximum [Member]
Line of credit borrowing capacity	48,000,000
Subsequent Event [Member] | PRC Banks [Member]
Lines of credit		$ 8,700,000
Subsequent Event [Member] | PRC Banks [Member] | RMB [Member]
Lines of credit | ¥					¥ 59,000,000
Subsequent Event [Member] | PRC Banks and Financial Institutions [Member]
Lines of credit	1,500,000
Subsequent Event [Member] | PRC Banks and Financial Institutions [Member] | RMB [Member]
Lines of credit	$ 10,500,000
Subsequent Event [Member] | Huaxia Bank [Member]
Lines of credit		$ 2,200,000
Subsequent Event [Member] | Huaxia Bank [Member] | Minimum [Member]
Period of line of credit		1 year
Subsequent Event [Member] | Huaxia Bank [Member] | Maximum [Member]
Period of line of credit		3 years
Subsequent Event [Member] | Bohai Bank [Member]
Lines of credit		$ 1,900,000
Period of line of credit		1 year
Subsequent Event [Member] | Bank of China [Member]
Lines of credit		$ 2,600,000
Period of line of credit		1 year
Subsequent Event [Member] | Qishang Bank [Member]
Lines of credit		$ 1,900,000
Period of line of credit		3 years
Subsequent Event [Member] | Qishang Bank [Member] | RMB [Member]
Lines of credit		$ 13,000,000